As filed with the Securities and Exchange Commission on December 26, 2012

Registration No. 333-183942

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

MUNDER SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan 48009

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (248) 647-9200

Stephen J. Shenkenberg

Munder Capital Management

480 Pierce Street

Birmingham, MI 48009

(Name and Address of Agent for Service)

Copy to:

Jane Kanter, Esq.

Dechert LLP

1775 I Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MUNDER SERIES TRUST

Explanatory Note

Registration Statement on Form N-14 filed with the Securities Exchange Commission (the “SEC”) on September 17, 2012 relating to the merger of the Munder International Equity Fund, a series of Munder Series Trust (“MST”) with and into the Munder International Fund-Core Equity, a series of MST (Accession No. 0001104659-12-063790) (the “Form N-14 Registration Statement”).  The definitive Proxy Statement/Prospectus and Statement of Additional Information were filed pursuant to Rule 497(c) pursuant to the Securities Act of 1933, as amended with the SEC on October 19, 2012 (Accession No:  0001104659-12-070042).  A Supplement dated November 30, 2012 to combined proxy statement/prospectus dated October 19, 2012 was filed pursuant to 497(e) pursuant to the Securities Act of 1933, as amended with the SEC on December 3, 2012 (Accession No:  0001104659-12-081269).  No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the merger of the Munder International Equity Fund, a series of MST, with and into the Munder International Fund-Core Equity, a series of MST.

MUNDER SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) on October 28, 2008.

Item 16.	Exhibits

(1)	(a)

Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(b)

Amended Schedule A dated May 15, 2012 is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the Commission on May 31, 2012.

(2)

Amended and Restated By-Laws of the Registrant dated May 16, 2006, are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on September 17, 2012.

(5)	Not Applicable.

(6)

Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(a)

Amendment No. 1 dated August 14, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(b)

Amendment No. 2 dated August 15, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(c)

Amendment No. 3 dated November 13, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 17, 2008.

(d)

Amendment No. 4 dated May 13, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(e)

Amendment No. 5 dated June 14, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(f)

Amendment No. 6 dated June 30, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(g)

Amendment No. 7 dated March 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(h)

Amendment No. 8 dated May 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(i)

Amendment No. 9 dated January 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on October 28, 2010.

(j)

Amendment No. 10 dated July 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on October 28, 2010.

(k)

Amendment No. 11 dated October 31, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(l)

Amendment No. 12 dated March 1, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(m)

Amendment No. 13 dated May 13, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(n)

Amendment No. 14 dated June 1, 2011to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(7)

Combined Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(i)

Amendment No. 1 dated May 1, 2009 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(ii)

Amendment No. 2 dated May 1, 2010 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(iii)

Amendment No. 3 dated June 1, 2011 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(iv)

Amendment No. 4 dated October 17, 2011 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(8)	Not Applicable.

(9)

Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(a)

Amendment No. 1 dated June 1, 2002 to the Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(b)

Amendment No. 2 dated April 30, 2003 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(c)

Amendment No. 3 dated June 13, 2003 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(d)

Amendment No. 4 dated June 13, 2003 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(e)

Amendment No. 5 dated February 25, 2005 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

(f)

Amendment No. 6 dated May 17, 2005 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)

Amendment No. 7 dated August 15, 2005 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2005.

(h)

Amendment No. 8 dated April 17, 2006 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(i)

Amendment No. 9 dated August 14, 2007 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(j)

Amendment No. 10 dated September 28, 2007 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 1, 2008.

(k)

Amendment No. 11 dated June 30, 2008 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(l)

Amendment No. 12 dated May 1, 2009 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(m)

Amendment No. 13 dated January 1, 2010 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(n)

Amendment No. 14 dated June 1, 2011 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 29, 2011.

(10)	(a)

Combined Distribution and Service Plan dated October 17, 2011, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(b)

Amended and Restated Multiple Class Plan dated May 15, 2012 is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the Commission on May 31, 2012.

(11)

Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on September 17, 2012..

(12)	Opinion of Dechert LLP regarding tax matters is filed herewith.

(13)	Not Applicable.

(14)	Not Applicable.

(15)	Not Applicable.

(16)

Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003, to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004 and to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

(17)	Form of Proxy Card is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on September 17, 2012.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 26th day of December 2012.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
*	Trustee	December 26, 2012
John Engler

*	Trustee	December 26, 2012
Joseph E. Champagne

*	Trustee	December 26, 2012
Thomas D. Eckert

*	Trustee	December 26, 2012
John Rakolta, Jr.

*	Trustee	December 26, 2012
Michael T. Monahan

*	Trustee	December 26, 2012
Arthur T. Porter

*	Trustee	December 26, 2012
Lisa A. Payne

/s/ James V. FitzGerald	President	December 26, 2012
James V. Fitzgerald	(Principal Executive Officer)

/s/ Peter K. Hoglund	Vice President	December 26, 2012
Peter K. Hoglund	(Principal Financial Officer)

/s/ David Rumph	Treasurer	December 26, 2012
David Rumph	(Principal Accounting Officer)

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg
as Attorney-in-Fact

INDEX OF EXHIBITS

Item 16.	Exhibits

(12)	Opinion of Dechert LLP regarding tax matters